Equity-settled share-based payments - Restricted Share and Restricted Stock Unit Plan (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period (shares)	2,301,000	1,766,000	1,222,000
Granted (shares)	549,000	1,406,000	1,067,000
Forfeited (shares)	(26,000)	(43,000)	(32,000)
Vested (shares)	(1,035,000)	(828,000)	(491,000)
Balance at end of period (shares)	1,789,000	2,301,000	1,766,000
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period (shares)		0	174,000
Granted (shares)			0
Forfeited (shares)			0
Vested (shares)			(174,000)
Balance at end of period (shares)			0